Accounts payable	12 Months Ended
Mar. 31, 2023
Accounts payable
Accounts payable
14.	Accounts payable
Accounts payable consisted of the following:

	As of March 31,
	2023	2022
Payable to a supplier of virtual simulation software	$21,894	$77,266
Total	$21,894	$77,266